Income Tax - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 23, 2021
Deferred Tax Liabilities
Debt discount			$ (914,000)
Depreciation	$ (96,000)		(187,000)
Right-of-use asset	(110,000)		(85,000)
Warrants	(601,000)
Other	(8,000)		(10,000)
Deferred tax liabilities	(815,000)		(1,196,000)
Net deferred tax assets (liabilities)	(229,000)		(655,000)
Deferred tax assets:
Net operating loss carryforwards	453,000		37,000
Cryptocurrency impairment and appreciation	126,000		87,000
Accruals	7,000		417,000
Deferred tax assets	586,000		$ 541,000
Valuation allowance	0	$ 0
ADIT EDTECH ACQUISITION CORP [Member]
Deferred tax assets:
Organizational costs/Startup expenses	321,981	152,688
Federal net operating loss carryforwards		17,851
Total deferred tax assets	321,981	170,539
Valuation allowance	$ (321,981)	$ (170,539)